Accounts and notes payable	12 Months Ended
Dec. 31, 2021
Accounts and notes payable
Accounts and notes payable

12.Accounts and notes payable

The Group measures accounts payable and notes payable at amortized cost considering they are arising from transactions with suppliers in the normal course of business and are due in customary trade terms not exceeding one year. Accounts and notes payable consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts payable	535,784	506,092
Notes payable(a)	923,998	782,753
Total accounts and notes payable	1,459,782	1,288,845
(a)	The Group’s notes payable mainly include short-term notes, typically with terms of 90 to 92 days which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2020 were secured by restricted cash of RMB320,813 and short-term investments of RMB603,185 held in commercial banks. Notes payable as of December 31, 2021 were secured by short-term bank deposits of RMB350,000 and short-term investments of RMB432,753 held in commercial banks.